Financial Instruments - Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Book value	R$ 27,178,688	R$ 27,178,688	R$ 17,431,189
Fair value		27,178,688	17,431,189
Financial liabilities
Book value	R$ 13,431,108	16,324,207	13,431,108
Fair value		16,165,652	13,316,522
Trade accounts receivable, settlement term, maximum	60 days
Changes in fair value measurement, assets [abstract]
At December 31, 2019	R$ 17,431,189
At December 31, 2020	27,178,688
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	19,140
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	13,431,108
At December 31, 2020	16,324,207
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	10,756
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	42,015
Derivative financial instruments		43,103	14,062
Obligations to FIDC quota holders
Financial liabilities
Book value	3,710,894	4,374,550	3,710,894
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	3,710,894
At December 31, 2020	4,374,550
Accounts payable to clients
Financial liabilities
Book value	6,500,071	9,172,353	6,500,071
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	6,500,071
At December 31, 2020	9,172,353
Trade accounts payable
Financial liabilities
Book value	97,825	180,491	97,825
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	97,825
At December 31, 2020	180,491
Loans and financing
Financial liabilities
Book value	3,035,294	1,709,100	3,035,294
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	3,035,294
At December 31, 2020	1,709,100
Derivative financial instruments
Financial liabilities
Book value	1,354	16,233	1,354
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	1,354
At December 31, 2020	16,233
Other liabilities
Financial liabilities
Book value	85,670	R$ 871,480	85,670
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	85,670
At December 31, 2020	871,480
Discount rate, measurement input
Changes in fair value measurement, assets [abstract]
Percentage of reasonably possible increase in unobservable input, assets		5.00%
Changes in fair value measurement, liabilities [abstract]
Percentage of reasonably possible increase in unobservable input, liabilities		2.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		2.00%
Expected loss rate
Changes in fair value measurement, assets [abstract]
Percentage of reasonably possible increase in unobservable input, assets		15.00%
Projections of revenue, net debt, number of clients
Changes in fair value measurement, liabilities [abstract]
Percentage of reasonably possible increase in unobservable input, liabilities		5.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		10.00%
Level 2 of fair value hierarchy | Obligations to FIDC quota holders
Financial liabilities
Book value	3,710,894	R$ 4,374,550	3,710,894
Fair value		4,395,035	3,709,871
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	3,710,894
At December 31, 2020	4,374,550
Level 2 of fair value hierarchy | Accounts payable to clients
Financial liabilities
Book value	6,500,071	9,172,353	6,500,071
Fair value		9,004,825	6,380,302
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	6,500,071
At December 31, 2020	9,172,353
Level 2 of fair value hierarchy | Trade accounts payable
Financial liabilities
Book value	97,825	180,491	97,825
Fair value		180,491	97,825
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	97,825
At December 31, 2020	180,491
Level 2 of fair value hierarchy | Loans and financing
Financial liabilities
Book value	3,035,294	1,709,100	3,035,294
Fair value		1,697,588	3,041,500
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	3,035,294
At December 31, 2020	1,709,100
Level 2 of fair value hierarchy | Derivative financial instruments
Financial liabilities
Book value	1,354	16,233	1,354
Fair value		16,233	1,354
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	1,354
At December 31, 2020	16,233
Level 2 of fair value hierarchy | Other liabilities
Financial liabilities
Book value	85,670		85,670
Fair value			85,670
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	85,670
Level 2 and 3 of fair value hierarchy | Other liabilities
Financial liabilities
Book value	871,480	871,480
Fair value		871,480
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	871,480
Level 3 of fair value hierarchy
Financial assets
Book value	1,646,685	1,646,685	124,661
Financial liabilities
Book value	269,162	269,162	0
Changes in fair value measurement, assets [abstract]
At December 31, 2019	124,661
Additions	2,496,846
Settlements	(987,283)
Fair value recognised in the statement of profit or loss as Financial income	12,461
At December 31, 2020	1,646,685
Changes in fair value measurement, liabilities [abstract]
At December 31, 2019	0
Initial recognition originated from business combination	261,244
Recognised in the statement of profit or loss as Financial expenses, net	7,918
At December 31, 2020	269,162
FVOCI
Financial assets
Book value	14,077,334	17,285,496	14,077,334
Changes in fair value measurement, assets [abstract]
At December 31, 2019	14,077,334
At December 31, 2020	17,285,496
FVPL
Financial assets
Book value	3,065,232	R$ 8,839,505	R$ 3,065,232
Changes in fair value measurement, assets [abstract]
At December 31, 2019	3,065,232
At December 31, 2020	R$ 8,839,505